Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 5,308	$ 7,189	$ 8,088	$ 13,216	$ 21,986
Discontinued operations, net of cash		(1,163)		(1,163)	(1,163)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	531	498	1,057	1,051	2,134
Deferred tax expense	296	266	226	816	1,526
Share based compensation expense	951	605	1,768	1,250	2,892
Change in provision for doubtful debts		(118)		(205)	(29)
Loss on disposal of fixed assets					64
Changes in operating assets and liabilities:
Trade accounts receivable, gross	(2,355)	(829)	(8,108)	5,415	156
Inventories	(3,991)	2,041	(7,014)	57	4,798
Due from related parties, net	51	103	20	66	58
Other assets	(529)	513	(601)	83	(236)
Trade accounts payable	4,247	(3,345)	9,219	(3,272)	(4,100)
Other current liabilities	6,569	1,253	7,765	(3,971)	(3,577)
Liability for employee severance benefits, net	48	4	46	54	117
Net cash provided by operating activities of continued operations	11,126	7,017	12,466	13,397	24,626
Net cash provided by operating activities	11,126	7,017	12,466	13,397	24,626
Cash flows from investing activities:
Investment in short-term deposits	(27,500)		(17,500)		(51,500)
Purchase of fixed assets	(365)	(196)	(775)	(654)	(1,256)
Purchase of intangible assets	(122)	(35)	(126)	(66)	(106)
Net cash used in investing activities from continuing operations	(27,987)	(231)	(18,401)	(720)	(52,862)
Net cash provided by investing activities of discontinued operations		1,257		1,257	1,257
Net cash provided by (used in) investing activities	(27,987)	1,026	(18,401)	537	(51,605)
Cash flows from financing activities:
Share issuance, net		16,026		16,026	16,026
Proceeds from exercise of share options	276	138	334	326	542
Dividend payment					(6,551)
Net cash provided by financing activities	276	16,164	334	16,352	10,017
Effect of change in exchange rate on cash and cash equivalents	(32)	36	23	47	74
Net increase (decrease) in cash and cash equivalents	(16,617)	24,243	(5,578)	30,333	(16,888)
Cash and cash equivalents at beginning of the period	49,086	61,025	38,047	54,935	54,935
Cash and cash equivalents at end of the period	32,469	85,268	32,469	85,268	38,047
Supplementary cash flows information:
Income taxes paid	12	340	211	386	666
Lease payments	260	268	530	528	1,077
Non-cash transactions:
Fixed assets purchased with supplier credit	$ 162	$ 124	$ 162	$ 124	$ 154